Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Statement [line items]
Inventories by class
(USD millions)	2017	2016

Raw material, consumables	841	705

Work in progress	2 957	2 700

Finished products	3 069	2 850

Total inventories	6 867	6 255

Amount of inventory recognized as an expense in cost of goods sold
(USD billions)	2017	2016	2015

Cost of goods sold	– 10.3	– 10.3	– 10.5

Recognized amount of inventory provisions and reversals of inventory provision
(USD millions)	2017	2016	2015

Inventory provisions	– 470	– 283	– 356

Reversals of inventory provisions	189	67	148